ACQUISITIONS (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable		$ 68,025
Additional paid in capital	$ 12,120,548		$ 14,706,236	$ 13,966,895
Agreement and Plan of Merger
Accounts payable			68,025
Consideration given at fair value			68,025
Prepaid expenses			4,250
Additional paid in capital			63,775
Assets acquired at fair value			$ 68,025
Acquisition 1[Member]
Accounts payable		68,025
Prepaid expenses		4,250
Assets acquired at fair value		68,025
Additional paid in capital		$ 63,775